Share-based payments - Other grants to management board, employees or other parties (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares item tranche	Dec. 31, 2023 item shares $ / shares	Dec. 31, 2022 EUR (€) Options shares	Dec. 31, 2021 EUR (€) Options
Expenses arising from share-based payment transactions
Reversals | €	€ (187)		€ (3,244)
Total expenses arising from sharebased payment transactions | €	2,929		(16)	€ 8,035
Share-Based Payment Arrangement, Nonemployee
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €	€ 258
SGAs
Expenses arising from share-based payment transactions
RSUs granted	908,192
Number of shares forfeited	139,790
Number of other equity instruments outstanding in share-based payment arrangement	768,402	768,402
Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €	€ 2,205		852	985
Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €				50
Equity share option 2019 (Equity settled)
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €	€ 653		€ 2,376	€ 7,000
2019 Plan | RSUs
Expenses arising from share-based payment transactions
RSUs granted | Options				167,326
Number of units vested during the period	15,734		300,000
Number of other equity instruments outstanding in share-based payment arrangement | item	17,676	17,676
2019 Plan | SGAs
Expenses arising from share-based payment transactions
RSUs granted	908,192		425,093
Number of other equity instruments outstanding in share-based payment arrangement	209,017	209,017
2019 Plan | SGAs | Ifrs Share based payment arrangement employee
Expenses arising from share-based payment transactions
RSUs granted	224,414
Number of shares forfeited	8,392
Number of units vested during the period	144,184
Number of Tranches | tranche	1
Exercised during the year | $ / shares		$ 1.14
Number of other equity instruments outstanding in share-based payment arrangement	68,838	68,838
2019 Plan | SGAs | Share-Based Payment Arrangement, Nonemployee
Expenses arising from share-based payment transactions
RSUs granted	400,000
Costs capitalized | €	€ 202
Number of Tranches | tranche	1
Exercised during the year | $ / shares		$ 1.14